RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Vesting period		4 years
Proceeds from issuance of private placement		$ 8,000
Director [Member]
Related Party Transaction [Line Items]
Common stock, shares issued		Mr. Zheng is one of our directors, who as of December 31, 2025, holds approximately 2,369,550 Ordinary Shares of our issued and outstanding share capital (includes (i) 150,000 Ordinary Shares held by Fang Zheng, and (ii) 2,219,550 Ordinary Shares held by Keyarch Global Sponsor Limited) and is also one of the Purchasers in the Private Placement.
Share-Based Payment Arrangement, Employee [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of options granted			275,000	0
Weighted average exercise price			$ 1.98
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of restricted stock units granted	6,726,816
Number of restricted stock units granted		$ 28,791
Number of restricted stock units forfeited			$ 298
Number of restricted stock units forfeited			99
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of restricted stock units granted			$ 397
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of restricted stock units granted		13,453,632